Organization and Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Organization and Significant Accounting Policies

(1) Organization and Significant Accounting Policies

(a) Company Overview

Eloqua, Inc. (the “Company”) originally commenced operations in Canada in 2000 through Eloqua Corporation. In 2006, it effected a business reorganization whereby Eloqua Corporation became a consolidated subsidiary of Eloqua Limited, a Delaware corporation. In March 2012, the Company changed its name from Eloqua Limited to Eloqua, Inc., which is the entity through which it conducts its operations in the United States.

The Company is a leading provider of on-demand Revenue Performance Management, or RPM, software solutions that are designed to enable businesses to accelerate revenue growth and improve revenue predictability by automating, monitoring and measuring their complex marketing and sales initiatives. The Company’s set of RPM solutions (the “Eloqua Platform”), is a software-as-a-service, or SaaS, platform integrating the Company’s leading marketing automation software with its revenue performance analytics suite. Marketing and sales professionals use the Eloqua Platform to move prospective buyers more efficiently through the marketing and sales funnel, identify and predict the drivers of revenue, provide insights about marketing and sales programs to senior management and more tightly align marketing and sales teams to optimize resource allocation and drive revenue growth.

The Company is headquartered in Vienna, Virginia and has a regional office in Toronto, Ontario, as well as smaller offices across the globe.

(b) Basis of Presentation

The financial information presented in the accompanying unaudited consolidated financial statements as of September 30, 2012, and for the nine month periods ended September 30, 2012 and 2011, have been prepared in accordance with rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, some information and footnote disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements have been condensed or omitted. In the opinion of management, the accompanying unaudited consolidated financial statements and notes include all adjustments necessary for a fair presentation of the consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of Eloqua, Inc. and its consolidated subsidiaries. All intercompany transactions and balances among consolidated entities have been eliminated. These unaudited consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and notes thereto.

(c) Initial Public Offering

In August 2012, the Company completed its initial public offering (“IPO”) whereby it sold and issued 8,200,000 shares of common stock, including 1,200,000 shares of common stock sold pursuant to the exercise of the underwriters’ option to purchase additional shares, which were sold at a price of $11.50 per share before underwriting discounts and commissions. The offering generated net proceeds to the Company of approximately $87.7 million, after deducting underwriting discounts and commissions but before estimated offering expenses of approximately $3.5 million. The Company’s common stock is traded on the NASDAQ Global Market.

As part of the offering, an additional 1,000,000 shares of common stock were sold by certain existing stockholders at a price of $11.50 per share before underwriting discounts and commissions. The Company did not receive any of the proceeds from the sale of such shares by the selling stockholders.

Upon the closing of the offering, each share of Series A, B, and C preferred stock was converted into common stock on a 2.5-for-1 basis, and each share of exchangeable common stock was converted into one share of common stock, and the warrants to purchase Series C preferred stock were converted into common stock warrants (See Note 4-Preferred Stock, Note 5-Warrants and Note 6-Noncontrolling Interest).

(d) Fair Value of Financial Instruments

Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than unadjusted quoted prices in active markets included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities on the consolidated balance sheets approximate their fair value due to their short-term maturity.

For the nine months ended September 30, 2012, the Company’s warrants to purchase shares of Series C convertible preferred stock, which are now warrants to purchase shares of common stock, were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs. The fair value of the warrants were estimated using a Black Scholes option pricing model (See Note 5–Warrants).

(e) Revenue Recognition

The Company derives its revenue from four sources: (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements (“ASC 605-25”). The Company recognizes revenue when all of the following conditions are met:

(i)	There is persuasive evidence of an arrangement;

(ii)	The service has been provided to the customer;

(iii)	The collection of the fees is reasonably assured; and

(iv)	The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (“Topic 605”): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (“VSOE”) or third party evidence of selling price (“TPE”) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of its selling price. Accordingly, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements include the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria has been met.

Consulting services, including professional services and training have a stand-alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

(f) Comprehensive Income

There was no difference between the net loss presented in the consolidated statements of operations and the comprehensive net loss for the nine months ended September 30, 2012 or 2011.

(g) Net loss per share attributable to common stockholders

The weighted average shares and share equivalents used to calculate basic and diluted loss per share for the nine months ended September 30, 2012 and 2011 are presented on the consolidated statements of operations. Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Prior to the Company’s initial public offering, because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock were entitled to participate in dividends and earnings of the Company, the Company applied the two-class method in calculating its earnings per share for periods when the convertible preferred stock and the exchangeable common stock were outstanding. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders were not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Options to purchase common stock	6,754	7,872
Common stock warrants	532	266
Series C preferred stock warrants	30	68
Exchangeable common stock	3,627	2,849
Conversion of convertible preferred stock	19,828	15,920

Total	30,771	26,975

(h) Reverse Stock split

On May 1, 2012, the Company’s Board of Directors (the “Board”) authorized a reverse stock split of its outstanding common stock and exchangeable common stock at a ratio of 1-for-2.5. On May 3, 2012, the effective date of the reverse stock split, (i) each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock; (ii) the number of shares of common stock into which each outstanding share of our Series A, B and C redeemable, convertible preferred stock, and the outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. All share and per share information in the accompanying consolidated financial statements has been retroactively adjusted to reflect the stock split.